Loans Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loan Receivable [Abstract]
Loans Receivable
Note 3 - Loans Receivable

Loans receivable at June 30, 2013 and December 31, 2012 are summarized as follows:

	June 30, 2013	December 31, 2012
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$425,693	460,821
Over four-family	518,745	514,363
Home equity	35,382	36,494
Construction and land	36,981	33,818
Commercial real estate	70,960	65,495
Consumer	134	132
Commercial loans	19,020	22,549
	$1,106,915	1,133,672

The Company provides several types of loans to its customers, including residential, construction, commercial and consumer loans. Significant loan concentrations are considered to exist for a financial institution when there are amounts loaned to one borrower or to multiple borrowers engaged in similar activities that would cause them to be similarly impacted by economic or other conditions. While credit risks are geographically concentrated in the Company’s Milwaukee metropolitan area, and while 88.5% of the Company’s loan portfolio involves loans that are secured by residential real estate, there are no concentrations with individual or groups of related borrowers. While the real estate collateralizing these loans is residential in nature, it ranges from owner-occupied single family homes to large apartment complexes. In addition, real estate collateralizing $74.6 million, or 6.7% of total loans, is located outside of the state of Wisconsin.

During the six months ended June 30, 2013, $978.3 million in residential loans were originated for sale. During the same period, sales of loans held for sale totaled $1.0 billion, generating mortgage banking income of $47.4 million. The unpaid principal balance of loans serviced for others was $943.6  million and $635.8 million at June 30, 2013 and December 31, 2012, respectively. These loans are not reflected in the consolidated statements of financial condition.

Qualifying loans receivable totaling $792.8 million and $801.6 million at June 30, 2013 and December 31, 2012, respectively, are pledged as collateral against $350.0 million in outstanding Federal Home Loan Bank of Chicago advances under a blanket security agreement.

An analysis of past due loans receivable as of June 30, 2013 and December 31, 2012 follows:

	As of June 30, 2013
	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
	(In Thousands)
Mortgage loans:
Residential real estate:
One- to four-family	$8,371	6,126	20,971	35,468	390,225	425,693
Over four-family	1,691	1,200	8,427	11,318	507,427	518,745
Home equity	1,471	143	206	1,820	33,562	35,382
Construction and land	5,476	1,995	3,170	10,641	26,340	36,981
Commercial real estate	576	—	272	848	70,112	70,960
Consumer	—	—	—	—	134	134
Commercial loans	—	—	511	511	18,509	19,020
Total	$17,585	9,464	33,557	60,606	1,046,309	1,106,915

	As of December 31, 2012
Mortgage loans:
Residential real estate:
One- to four-family	$11,745	5,402	29,259	46,406	414,415	460,821
Over four-family	3,543	1,498	18,336	23,377	490,986	514,363
Home equity	416	111	404	931	35,563	36,494
Construction and land	87	—	2,180	2,266	31,552	33,818
Commercial real estate	290	—	668	959	64,536	65,495
Consumer	—	—	—	—	132	132
Commercial loans	—	—	511	511	22,038	22,549
Total	$16,081	7,011	51,358	74,450	1,059,222	1,133,672

(1)	Includes $3.6 million and $2.4 million for June 30, 2013 and December 31, 2012, respectively, which are on non-accrual status.
(2)	Includes $6.2 million and $2.8 million for June 30, 2013 and December 31, 2012, respectively, which are on non-accrual status.
(3)	Includes $9.9 million and $18.2 million for June 30, 2013 and December 31, 2012, respectively, which are on non-accrual status.

As of June 30, 2013 and December 31, 2012, there are no loans that are 90 or more days past due and still accruing interest.

A summary of the activity for the six months ended June 30, 2013 and 2012 in the allowance for loan losses follows:

	One- to Four- Family	Over Four- Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Six months ended June 30, 2013
Balance at beginning of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043
Provision (credit) for loan losses	2,115	(335)	163	926	110	3	(22)	2,960
Charge-offs	(5,686)	(732)	(524)	(134)	(95)	—	—	(7,171)
Recoveries	608	201	70	51	—	2	3	935
Balance at end of period	$14,856	6,868	1,806	2,166	1,274	35	762	27,767

Six months ended June 30, 2012
Balance at beginning of period	$17,475	8,252	1,998	2,922	941	28	814	32,430
Provision (credit) for loan losses	2,943	1,396	374	(137)	817	(1)	(292)	5,100
Charge-offs	(4,133)	(612)	(158)	(192)	(43)	—	(59)	(5,197)
Recoveries	252	11	22	15	—	—	25	325
Balance at end of period	$16,537	9,047	2,236	2,608	1,715	27	488	32,658

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of June 30, 2013 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$3,850	786	863	377	218	—	376	6,470
Allowance related to loans collectively evaluated for impairment	11,006	6,082	943	1,789	1,056	35	386	21,297

Balance at end of period	$14,856	6,868	1,806	2,166	1,274	35	762	27,767

Loans individually evaluated for impairment	$46,925	25,940	1,885	6,689	436	20	1,352	83,247

Loans collectively evaluated for impairment	378,768	492,805	33,497	30,292	70,524	114	17,668	1,023,668
Total gross loans	$425,693	518,745	35,382	36,981	70,960	134	19,020	1,106,915

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2012 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans individually evaluated for impairment	$7,058	3,268	1,033	377	341	—	331	12,408
Allowance related to loans collectively evaluated for impairment	10,761	4,466	1,064	946	918	30	450	18,635

Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Loans individually evaluated for impairment	$57,467	28,281	2,127	4,470	1,250	24	1,352	94,971

Loans collectively evaluated for impairment	403,354	486,082	34,367	29,348	64,245	108	21,197	1,038,701
Total gross loans	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

The following table presents information relating to the Company’s internal risk ratings of its loans receivable as of June 30, 2013 and December 31, 2012:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
At June 30, 2013
Substandard	$42,846	10,468	2,263	6,689	437	20	1,364	64,087
Watch	12,937	26,836	985	2,015	1,997	—	1,294	46,064
Pass	369,910	481,441	32,134	28,277	68,526	114	16,362	996,764
	$425,693	518,745	35,382	36,981	70,960	134	19,020	1,106,915

At December 31, 2012
Substandard	$53,242	24,767	2,913	3,705	1,251	23	1,365	87,266
Watch	17,082	14,157	606	2,803	1,234	—	964	36,846
Pass	390,497	475,439	32,975	27,310	63,010	109	20,220	1,009,560
	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

Factors that are important to managing overall credit quality include sound loan underwriting and administration, systematic monitoring of existing loans and commitments, effective loan review on an ongoing basis, early identification of potential problems, an allowance for loan losses, and sound non-accrual and charge-off policies. Our underwriting policies require an officers’ loan committee review and approve all loans in excess of $500,000. In addition, an independent loan review function exists for all loans. Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans. To do so, we maintain a loan review system under which our credit management personnel review non-owner occupied one- to four-family, over four-family, construction and land, commercial real estate and commercial loans that individually, or as part of an overall borrower relationship, exceed $1.0 million in potential exposure. Loans meeting these criteria are reviewed on an annual basis, or more frequently if the loan renewal is less than one year. With respect to this review process, management has determined that pass loans include loans that exhibit acceptable financial statements, cash flow and leverage. Watch loans have potential weaknesses that deserve management’s attention and, if left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the credit. Substandard loans are considered inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged. These loans generally have a well-defined weakness that may jeopardize liquidation of the debt and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Finally, a loan is considered to be impaired when it is probable that the Bank will not be able to collect all amounts due according to the contractual terms of the loan agreement. Management has determined that all non-accrual loans and loans modified under troubled debt restructurings meet the definition of an impaired loan.

The Company’s procedures dictate that an updated valuation must be obtained with respect to underlying collateral at the time a loan is deemed impaired. Updated valuations may also be obtained upon transfer from loans receivable to real estate owned based upon the age of the prior appraisal, changes in market conditions or known changes to the physical condition of the property.

Estimated fair values are reduced to account for sales commissions, broker fees, unpaid property taxes and additional selling expenses to arrive at an estimated net realizable value. The adjustment factor is based upon the Company’s actual experience with respect to sales of real estate owned over the prior two years. An additional adjustment factor is applied by appraisal vintage to account for downward market pressure since the date of appraisal. The additional adjustment factor is based upon relevant sales data available for our general operating market as well as company-specific historical net realizable values as compared to the most recent appraisal prior to disposition.

With respect to over-four family income-producing real estate, appraisals are reviewed and estimated collateral values are adjusted by updating significant appraisal assumptions to reflect current real estate market conditions. Significant assumptions reviewed and updated include the capitalization rate, rental income and operating expenses. These adjusted assumptions are based upon recent appraisals received on similar properties as well as on actual experience related to real estate owned and currently under Company management.

The following tables present data on impaired loans at June 30, 2013 and December 31, 2012.

	As of or for the Six Months Ended June 30, 2013
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Interest Paid
	(In Thousands)
Total Impaired with Reserve
One- to four-family	$19,634	20,299	3,850	665	20,513	373
Over four-family	22,570	22,955	786	385	24,054	254
Home equity	1,353	1,353	863	—	1,440	25
Construction and land	1,551	1,551	377	—	1,551	23
Commercial real estate	349	759	218	409	758	5
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	376	—	1,352	18
	46,809	48,269	6,470	1,459	49,668	698
Total Impaired with no Reserve
One- to four-family	27,291	32,111	—	4,819	31,856	608
Over four-family	3,370	3,859	—	489	3,880	59
Home equity	532	532	—	—	542	8
Construction and land	5,138	6,603	—	1,465	6,605	47
Commercial real estate	87	163	—	76	175	2
Consumer	20	20	—	—	22	—
Commercial	—	—	—	—	—	—
	36,438	43,288	—	6,849	43,080	724
Total Impaired
One- to four-family	46,925	52,410	3,850	5,484	52,369	981
Over four-family	25,940	26,814	786	874	27,934	313
Home equity	1,885	1,885	863	—	1,982	33
Construction and land	6,689	8,154	377	1,465	8,156	70
Commercial real estate	436	922	218	485	933	7
Consumer	20	20	—	—	22	—
Commercial	1,352	1,352	376	—	1,352	18
	$83,247	91,557	6,470	8,308	92,748	1,422

	As of or for the Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Interest Paid
	(In Thousands)
Total Impaired with Reserve
One- to four-family	$29,057	29,456	7,058	399	29,768	874
Over four-family	17,397	17,642	3,268	245	18,073	722
Home equity	1,544	1,544	1,033	—	1,615	74
Construction and land	2,316	2,316	377	—	2,316	78
Commercial real estate	813	1,179	341	366	1,748	50
Consumer	—	—	—	—	—	—
Commercial	1,352	1,352	331	—	1,352	42
	52,479	53,489	12,408	1,010	54,872	1,840
Total Impaired with no Reserve
One- to four-family	28,410	31,315	—	2,905	31,358	1,175
Over four-family	10,884	11,179	—	295	11,649	549
Home equity	583	749	—	166	755	14
Construction and land	2,154	3,655	—	1,501	3,656	5
Commercial real estate	437	461	—	24	473	12
Consumer	24	24	—	—	24	1
Commercial	—	—	—	—	—	—
	42,492	47,383	—	4,891	47,915	1,756
Total Impaired
One- to four-family	57,467	60,771	7,058	3,304	61,126	2,049
Over four-family	28,281	28,821	3,268	540	29,722	1,271
Home equity	2,127	2,293	1,033	166	2,370	88
Construction and land	4,470	5,971	377	1,501	5,972	83
Commercial real estate	1,250	1,640	341	390	2,221	62
Consumer	24	24	—	—	24	1
Commercial	1,352	1,352	331	—	1,352	42
	$94,971	100,872	12,408	5,901	102,787	3,596

The difference between a loan’s recorded investment and the unpaid principal balance represents a partial charge-off resulting from a confirmed loss due to the value of the collateral securing the loan being below the loan balance and management’s assessment that the full collection of the loan balance is not likely.

When a loan is considered impaired, interest payments received are treated as interest income on a cash basis as long as the remaining book value of the loan (i.e., after charge-off of all identified losses) is deemed to be fully collectible. If the remaining book value is not deemed to be fully collectible, all payments received are applied to unpaid principal. Determination as to the ultimate collectability of the remaining book value is supported by an updated credit department evaluation of the borrower’s financial condition and prospects for repayment, including consideration of the borrower’s sustained historical repayment performance and other relevant factors.

The determination as to whether an allowance is required with respect to impaired loans is based upon an analysis of the value of the underlying collateral and/or the borrower’s intent and ability to make all principal and interest payments in accordance with contractual terms. The evaluation process is subject to the use of significant estimates and actual results could differ from estimates. This analysis is primarily based upon third party appraisals and/or a discounted cash flow analysis. In those cases in which no allowance has been provided for an impaired loan, the Company has determined that the estimated value of the underlying collateral exceeds the remaining outstanding balance of the loan. Of the total $36.4 million of impaired loans as of June 30, 2013 for which no allowance has been provided, $6.8 million in charge-offs have been recorded to reduce the unpaid principal balance to an amount that is commensurate with the loan’s net realizable value, using the estimated fair value of the underlying collateral. To the extent that further deterioration in property values continues, the Company may have to reevaluate the sufficiency of the collateral servicing these impaired loans resulting in additional provisions to the allowance for loans losses or charge-offs.

At June 30, 2013, total impaired loans includes $47.1 million of troubled debt restructurings. Troubled debt restructurings involve granting concessions to a borrower experiencing financial difficulty by modifying the terms of the loan in an effort to avoid foreclosure. The vast majority of debt restructurings include a modification of terms to allow for an interest only payment and/or reduction in interest rate. The restructured terms are typically in place for six to twelve months. At December 31, 2012, total impaired loans included $59.6 million of troubled debt restructurings.

The following presents data on troubled debt restructurings:

	As of June 30, 2013
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$8,420	16	$12,842	73	$21,262	89
Over four-family	16,340	8	5,962	4	22,302	12
Home equity	-	-	1,007	4	1,007	4
Construction and land	1,408	1	840	2	2,248	3
Commercial real estate	-	-	272	2	272	2
Commercial loans	9	1	-	-	9	1
	$26,177	26	$20,923	85	$47,100	111

	As of December 31, 2012
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$9,921	17	$21,847	95	$31,768	112
Over four-family	3,917	4	20,030	13	23,947	17
Home equity	-	-	986	3	986	3
Construction and land	2,173	2	79	1	2,252	3
Commercial real estate	-	-	668	2	668	2
	$16,011	23	$43,610	114	$59,621	137

At June 30, 2013, $47.1 million in loans had been modified in troubled debt restructurings and $20.9 million of these loans were included in the non-accrual loan total. The remaining $26.2 million, while meeting the internal requirements for modification in a troubled debt restructuring, were current with respect to payments under their original loan terms at the time of the restructuring and thus, continued to be included with accruing loans. Provided these loans perform in accordance with the modified terms, they will continue to be accounted for on an accrual basis.

All loans that have been modified in a troubled debt restructuring are considered to be impaired. As such, an analysis has been performed with respect to all of these loans to determine the need for a valuation reserve. When a loan is expected to perform in accordance with the restructured terms and ultimately return to and perform under contract terms, a valuation allowance is established for an amount equal to the excess of the present value of the expected future cash flows under the original contract terms as compared with the modified terms, including an estimated default rate. When there is doubt as to the borrower’s ability to perform under the restructured terms or ultimately return to and perform under market terms, a valuation allowance is established equal to the impairment when the carrying amount exceeds fair value of the underlying collateral. As a result of the impairment analysis, a $2.4 million valuation allowance has been established as of June 30, 2013 with respect to the $47.1 million in troubled debt restructurings. As of December 31, 2012, a $6.4 million valuation allowance had been established with respect to the $59.6 million in troubled debt restructurings.

After a troubled debt restructuring reverts to market terms, a minimum of six consecutive contractual payments must be received prior to consideration for a return to accrual status. If an updated credit department review indicates no other evidence of elevated credit risk, the loan is returned to accrual status at that time.

The following presents troubled debt restructurings by concession type:

	As of June 30, 2013
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forbearance	$20,373	47	$3,522	18	$23,895	65
Principal forbearance	16,126	9	1,229	2	17,355	11
Interest reduction	3,423	11	2,427	24	5,850	35
	$39,922	67	$7,178	44	$47,100	111

	As of December 31, 2012
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal forbearance	$26,051	77	$2,770	11	$28,821	88
Principal forbearance	17,574	11	348	1	17,922	12
Interest reduction	11,984	35	894	2	12,878	37
	$55,609	123	$4,012	14	$59,621	137

The following presents data on troubled debt restructurings as of June 30, 2013:

	For the Three Months Ended June 30, 2013		For the Three Months Ended June 30, 2012
	Amount	Number	Amount	Number
	(dollars in thousands)
Loans modified as a troubled debt restructure
One- to four-family	$474	2	$3,533	4
Over four-family	-	-	1,004	2
Home equity	39	1	105	1
	$513	3	$4,642	7

Troubled debt restructuring modified within the past twelve months for which there was a default
One- to four-family	$-	-	$135	0
	$-	-	$135	0

	For the Six Months Ended June 30, 2013		For the Six Months Ended June 30, 2012
	Amount	Number	Amount	Number
	(dollars in thousands)
Loans modified as a troubled debt restructure
One- to four-family	$817	5	$6,500	11
Over four-family	-	-	1,004	2
Home equity	39	1	117	2
	$856	6	$7,621	15

Troubled debt restructuring modified within the past twelve months for which there was a default
One- to four-family	$-	-	$655	2
	$-	-	$655	2

The following table presents data on non-accrual loans as of June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
	(Dollars in Thousands)
Non-accrual loans:
Residential
One- to four-family	$36,664	46,467
Over four-family	9,259	23,205
Home equity	1,328	1,578
Construction and land	5,199	2,215
Commercial real estate	272	668
Consumer	20	24
Commercial	511	511
Total non-accrual loans	$53,253	74,668
Total non-accrual loans to total loans receivable	4.81%	6.59%
Total non-accrual loans and performing troubled debt restructurings to total loans receivable	7.18%	8.00%
Total non-accrual loans to total assets	3.26%	4.50%

3)	Loans Receivable

Loans receivable at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
Mortgage loans:	(In Thousands)
Residential real estate:
One- to four-family	$460,821	496,736
Over four-family	514,363	552,240
Home equity	36,494	38,599
Construction and land	33,818	39,528
Commercial real estate	65,495	65,434
Consumer	132	109
Commercial loans	22,549	24,018
Total loans receivable	$1,133,672	1,216,664

The Company provides several types of loans to its customers, including residential, construction, commercial and consumer loans.  Significant loan concentrations are considered to exist for a financial institution when there are amounts loaned to one borrower or to multiple borrowers engaged in similar activities that would cause them to be similarly impacted by economic or other conditions.  While credit risks tend to be geographically concentrated in the Company’s Milwaukee metropolitan area and while 89.2% of the Company’s loan portfolio involves loans that are secured by residential real estate, there are no concentrations with individual or groups of related borrowers.  While the real estate collateralizing these loans is primarily residential in nature, it ranges from owner-occupied single family homes to large apartment complexes.  In addition, real estate collateralizing $81.1 million or 7.2% of total mortgage loans is located outside of the state of Wisconsin.

During the year ended December 31, 2012, $1.75 billion in residential loans were originated for sale.  During the same period, sales of loans held for sale totaled $1.70 billion, generating mortgage banking income of $87.4 million.   During the year ended December 31, 2011, the Company began selectively selling loans on a servicing retained basis.  The unpaid principal balance of loans serviced for others was $635.8 million and $29.9 million at December 31, 2012 and December 31, 2011, respectively. These loans are not reflected in the consolidated statements of financial condition.

Qualifying loans receivable totaling $801.6 million and $715.7 million are pledged as collateral against $350.0 million in outstanding Federal Home Loan Bank of Chicago advances under a blanket security agreement at both December 31, 2012 and December 31, 2011.

An analysis of past due loans receivable as of December 31, 2012 and 2011 follows:

	As of December 31, 2012

	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
Mortgage loans:	(In Thousands)
Residential real estate:
One- to four-family	$11,745	5,402	29,259	46,406	414,415	460,821
Over four-family	3,543	1,498	18,336	23,377	490,986	514,363
Home equity	416	111	404	931	35,563	36,494
Construction and land	87	-	2,180	2,266	31,552	33,818
Commercial real estate	290	-	668	959	64,536	65,495
Consumer	-	-	-	-	132	132
Commercial loans	-	-	511	511	22,038	22,549
Total	$16,081	7,011	51,358	74,450	1,059,222	1,133,672

	As of December 31, 2011

	1-59 Days Past Due (1)	60-89 Days Past Due (2)	Greater Than 90 Days	Total Past Due	Current (3)	Total Loans
Mortgage loans:	(In Thousands)
Residential real estate:
One- to four-family	$12,650	5,536	40,001	58,187	438,549	496,736
Over four-family	13,044	2,630	8,946	24,620	527,620	552,240
Home equity	1,982	131	290	2,403	36,196	38,599
Construction and land	49	155	6,790	6,994	32,534	39,528
Commercial real estate	70	-	515	585	64,849	65,434
Consumer	8	-	-	8	101	109
Commercial loans	543	-	70	613	23,405	24,018
Total	$28,346	8,452	56,612	93,410	1,123,254	1,216,664

(1)	Includes $2.4 million and $4.6 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.
(2)	Includes $2.8 million and $1.4 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.
(3)	Includes $18.2 million and $15.7 million for December 31, 2012 and 2011, respectively, which are on non-accrual status.

As of December 31, 2012 and 2011, there are no loans that are 90 or more days past due and still accruing interest.

A summary of the activity for the years ended December 31, 2012, 2011 and 2010 in the allowance for loan losses follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Year ended December 31, 2012
Balance at beginning of period	$17,475	8,252	1,998	2,922	941	28	814	32,430
Provision for loan losses	6,149	534	559	(181)	1,500	6	(267)	8,300
Charge-offs	(6,472)	(1,108)	(485)	(1,668)	(1,182)	(4)	(59)	(10,978)
Recoveries	667	56	25	250	-	-	293	1,291
Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Year ended December 31, 2011
Balance at beginning of period	$16,150	6,877	1,196	3,252	671	28	1,001	29,175
Provision for loan losses	12,567	5,331	1,429	1,346	998	9	397	22,077
Charge-offs	(11,553)	(3,996)	(634)	(1,745)	(734)	(10)	(619)	(19,291)
Recoveries	311	40	7	69	6	1	35	469
Balance at end of period	$17,475	8,252	1,998	2,922	941	28	814	32,430

Year ended December 31, 2010
Balance at beginning of period	$17,875	5,208	1,642	2,635	720	43	371	28,494
Provision for loan losses	15,054	5,053	170	2,934	525	(3)	2,099	25,832
Charge-offs	(16,906)	(3,439)	(619)	(2,319)	(575)	(13)	(1,470)	(25,341)
Recoveries	127	55	3	2	1	1	1	190
Balance at end of period	$16,150	6,877	1,196	3,252	671	28	1,001	29,175

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2012 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans
individually evaluated for impairment	$7,058	3,268	1,033	377	341	-	331	12,408
Allowance related to loans
collectively evaluated for impairment	10,761	4,466	1,064	946	918	30	450	18,635

Balance at end of period	$17,819	7,734	2,097	1,323	1,259	30	781	31,043

Loans individually evaluated for impairment	$57,467	28,281	2,127	4,470	1,250	24	1,352	94,971

Loans collectively evaluated for impairment	403,354	486,082	34,367	29,348	64,245	108	21,197	1,038,701
Total gross loans	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

A summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class as of the year ended December 31, 2011 follows:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
	(In Thousands)
Allowance related to loans
individually evaluated for impairment	$5,707	3,719	803	2,077	-	-	269	12,575
Allowance related to loans
collectively evaluated for impairment	11,768	4,533	1,195	845	941	28	545	19,855

Balance at end of period	$17,475	8,252	1,998	2,922	941	28	814	32,430

Loans individually evaluated for impairment	$68,321	40,783	2,227	8,436	515	-	1,115	121,397

Loans collectively evaluated for impairment	428,415	511,457	36,372	31,092	64,919	109	22,903	1,095,267
Total gross loans	$496,736	552,240	38,599	39,528	65,434	109	24,018	1,216,664

The following table presents information relating to the Company’s internal risk ratings of its loans receivable as of December 31, 2012 and 2011:

	One- to Four- Family	Over Four Family	Home Equity	Construction and Land	Commercial Real Estate	Consumer	Commercial	Total
At December 31, 2012	(In Thousands)

Substandard	$53,242	24,767	2,913	3,705	1,251	23	1,365	87,266

Watch	17,082	14,157	606	2,803	1,234	-	964	36,846

Pass	390,497	475,439	32,975	27,310	63,010	109	20,220	1,009,560
	$460,821	514,363	36,494	33,818	65,495	132	22,549	1,133,672

At December 31, 2011	(In Thousands)

Substandard	$68,566	37,502	3,188	8,436	1,114	-	1,116	119,922

Watch	14,341	16,993	721	6,199	1,549	-	1,108	40,911

Pass	413,829	497,745	34,690	24,893	62,771	109	21,794	1,055,831
	$496,736	552,240	38,599	39,528	65,434	109	24,018	1,216,664

Factors that are important to managing overall credit quality include sound loan underwriting and administration, systematic monitoring of existing loans and commitments, effective loan review on an ongoing basis, early identification of potential problems, an allowance for loan losses, and sound non-accrual and charge-off policies.  Our underwriting policies require an officers’ loan committee review and approval of all loans in excess of $500,000.  In addition, an independent loan review function exists for all loans.  Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans.  To do so, we maintain a loan review system under which our credit management personnel review non-owner occupied one- to four-family, over four-family, construction and land, commercial real estate and commercial loans that individually, or as part of an overall borrower relationship exceed $1.0 million in potential exposure.  Loans meeting these criteria are reviewed on an annual basis, or more frequently, if the loan renewal is less than one year.  With respect to this review process, management has determined that pass loans include loans that exhibit acceptable financial statements, cash flow and leverage.  Watch loans have potential weaknesses that deserve management’s attention, and if left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the credit.  Substandard loans are considered inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged.  These loans generally have a well-defined weakness that may jeopardize liquidation of the debt and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.  Finally, a loan is considered to be impaired when it is probable that the Bank will not be able to collect all amounts due according to the contractual terms of the loan agreement. Management has determined that all non-accrual loans and loans modified under troubled debt restructurings meet the definition of an impaired loan.

The Company’s procedures dictate that an updated valuation must be obtained with respect to underlying collateral at the time a loan is deemed impaired.  Updated valuations may also be obtained upon transfer from loans receivable to real estate owned based upon the age of the prior appraisal, changes in market conditions or known changes to the physical condition of the property.

Estimated fair values are reduced to account for sales commissions, broker fees, unpaid property taxes and additional selling expenses to arrive at an estimated net realizable value.  The adjustment factor is based upon the Company’s actual experience with respect to sales of real estate owned over the prior two years.  In situations in which we are placing reliance on an appraisal that is more than one year old, an additional adjustment factor is applied to account for downward market pressure since the date of appraisal.  The additional adjustment factor is based upon relevant sales data available for our general operating market as well as company-specific historical net realizable values as compared to the most recent appraisal prior to disposition.

With respect to over-four family income producing real estate, appraisals are reviewed and estimated collateral values are adjusted by updating significant appraisal assumptions to reflect current real estate market conditions.  Significant assumptions reviewed and updated include the capitalization rate, rental income and operating expenses.  These adjusted assumptions are based upon recent appraisals received on similar properties as well as on actual experience related to real estate owned and currently under Company management.

The following tables present data on impaired loans at December 31, 2012 and 2011.

	As of or for the Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Int Paid YTD
Total Impaired with Reserve
One- to four-family	$29,057	29,456	7,058	399	29,768	874
Over four-family	17,397	17,642	3,268	245	18,073	722
Home equity	1,544	1,544	1,033	-	1,615	74
Construction and land	2,316	2,316	377	-	2,316	78
Commercial real estate	813	1,179	341	366	1,748	50
Consumer	-	-	-	-	-	-
Commercial	1,352	1,352	331	-	1,352	42
	$52,479	53,489	12,408	1,010	54,872	1,840

Total Impaired with no Reserve

One- to four-family	$28,410	31,315	-	2,905	31,358	1,175
Over four-family	10,884	11,179	-	295	11,649	549
Home equity	583	749	-	166	755	14
Construction and land	2,154	3,655	-	1,501	3,656	5
Commercial real estate	437	461	-	24	473	12
Consumer	24	24	-	-	24	1
Commercial	-	-	-	-	-	-
	$42,492	47,383	-	4,891	47,915	1,756

Total Impaired

One- to four-family	$57,467	60,771	7,058	3,304	61,126	2,049
Over four-family	28,281	28,821	3,268	540	29,722	1,271
Home equity	2,127	2,293	1,033	166	2,370	88
Construction and land	4,470	5,971	377	1,501	5,972	83
Commercial real estate	1,250	1,640	341	390	2,221	62
Consumer	24	24	-	-	24	1
Commercial	1,352	1,352	331	-	1,352	42
	$94,971	100,872	12,408	5,901	102,787	3,596

The difference between a loan’s recorded investment and the unpaid principal balance represents a partial charge-off resulting from a confirmed loss due to the value of the collateral securing the loan being below the loan balance and management’s assessment that the full collection of the loan balance is not likely.

When a loan is considered impaired, interest payments received are treated as interest income on a cash basis as long as the remaining book value of the loan (i.e., after charge-off of all identified losses) is deemed to be fully collectible. If the remaining book value is not deemed to be fully collectible, all payments received are applied to unpaid principal. Determination as to the ultimate collectability of the remaining book value is supported by an updated credit department evaluation of the borrower’s financial condition and prospects for repayment, including consideration of the borrower’s sustained historical repayment performance and other relevant factors.

	As of or for the Year Ended December 31, 2011
	Recorded Investment	Unpaid Principal	Reserve	Cumulative Charge-Offs	Average Recorded Investment	Int Paid YTD
Total Impaired with Reserve
One- to four-family	$25,735	25,913	5,707	178	26,093	579
Over four-family	21,268	21,648	3,719	380	21,846	761
Home equity	1,428	1,428	803	-	1,448	2
Construction and land	6,543	6,543	2,077	-	6,543	113
Commercial real estate	-	-	-	-	-	-
Commercial	1,033	1,033	269	-	1,037	42
	$56,007	56,565	12,575	558	56,967	1,497

Total Impaired with no Reserve

One- to four-family	$42,586	48,482	-	5,896	48,552	1,448
Over four-family	19,515	21,264	-	1,749	21,535	780
Home equity	799	799	-	-	833	3
Construction and land	1,893	3,413	-	1,520	3,413	60
Commercial real estate	515	539	-	24	538	17
Commercial	82	100	-	18	90	-
	$65,390	74,597	-	9,207	74,961	2,308

Total Impaired

One- to four-family	$68,321	74,395	5,707	6,074	74,645	2,027
Over four-family	40,783	42,912	3,719	2,129	43,381	1,541
Home equity	2,227	2,227	803	-	2,281	5
Construction and land	8,436	9,956	2,077	1,520	9,956	173
Commercial real estate	515	539	-	24	538	17
Commercial	1,115	1,133	269	18	1,127	42
	$121,397	131,162	12,575	9,765	131,928	3,805

The determination as to whether an allowance is required with respect to impaired loans is based upon an analysis of the value of the underlying collateral and/or the borrower’s intent and ability to make all principal and interest payments in accordance with contractual terms.  The evaluation process is subject to the use of significant estimates and actual results could differ from estimates.  This analysis is primarily based upon third party appraisals and/or a discounted cash flow analysis.  In those cases in which no allowance has been provided for an impaired loan, the Company has determined that the estimated value of the underlying collateral exceeds the remaining outstanding balance of the loan.  Of the total $42.5 million of impaired loans as of December 31, 2012 for which no allowance has been provided, $4.9 million in charge-offs have been recorded to reduce the unpaid principal balance to an amount that is commensurate with the loan’s net realizable value, using the estimated fair value of the underlying collateral.  To the extent that further deterioration in property values continues, the Company may have to reevaluate the sufficiency of the collateral servicing these impaired loans resulting in additional provisions to the allowance for loans losses or charge-offs.

The following presents data on troubled debt restructurings:

	As of December 31, 2012
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$9,921	17	$21,847	95	$31,768	112
Over four-family	3,917	4	20,030	13	23,947	17
Home equity	-	-	986	3	986	3
Construction and land	2,173	2	79	1	2,252	3
Commercial real estate	-	-	668	2	668	2

	$16,011	23	$43,610	114	$59,621	137

	As of December 31, 2011
	Accruing		Non-accruing		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)

One- to four-family	$8,293	26	$26,773	93	$35,066	119
Over four-family	14,845	13	2,453	8	17,298	21
Home equity	43	1	1,024	4	1,067	5
Construction and land	1,408	1	79	1	1,487	2
Commercial real estate	-	-	452	1	452	1
Commercial	-	-	42	2	42	2

	$24,589	41	$30,823	109	$55,412	150

Troubled debt restructurings involve granting concessions to a borrower experiencing financial difficulty by modifying the terms of the loan in an effort to avoid foreclosure.  Typical restructured terms include six to twelve months of principal forbearance, a reduction in interest rate or both.  In no instances have the restructured terms included a reduction of outstanding principal balance.  At December 31, 2012, $59.6 million in loans had been modified in troubled debt restructurings and $43.6 million of these loans were included in the non-accrual loan total.  The remaining $16.0 million, while meeting the internal requirements for modification in a troubled debt restructuring, were current with respect to payments under their original loan terms at the time of the restructuring and thus, continued to be included with accruing loans.  Provided these loans perform in accordance with the modified terms, they will continue to be accounted for on an accrual basis.

All loans that have been modified in a troubled debt restructuring are considered to be impaired.  As such, an analysis has been performed with respect to all of these loans to determine the need for a valuation reserve.  When a loan is expected to perform in accordance with the restructured terms and ultimately return to and perform under contract terms, a valuation allowance is established for an amount equal to the excess of the present value of the expected future cash flows under the original contract terms as compared with the modified terms, including an estimated default rate.  When there is doubt as to the borrower’s ability to perform under the restructured terms or ultimately return to and perform under market terms, a valuation allowance is established equal to the impairment when the carrying amount exceeds fair value of the underlying collateral.  As a result of the impairment analysis, a $6.4 million valuation allowance has been established as of December 31, 2012 with respect to the $59.6 million in troubled debt restructurings.  As of December 31, 2011, $6.2 million in valuation allowance had been established with respect to the $55.4 million in troubled debt restructurings.

After a troubled debt restructuring reverts to market terms, a minimum of six consecutive contractual payments must be received prior to consideration for a return to accrual status.  If an updated credit department review indicates no other evidence of elevated credit risk, the loan is returned to accrual status at that time.

The following presents troubled debt restructurings by concession type at December 31, 2012 and 2011:

	As of December 31, 2012
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal
forebearance	$26,051	77	2,770	11	28,821	88
Principal forebearance	17,574	11	348	1	17,922	12
Interest reduction	11,984	35	894	2	12,878	37
	$55,609	123	4,012	14	59,621	137

	As of December 31, 2011
	Performing in accordance with modified terms		In Default		Total
	Amount	Number	Amount	Number	Amount	Number
	(dollars in thousands)
Interest reduction and principal
forebearance	$22,752	61	6,564	22	29,316	83
Principal forebearance	3,894	29	1,771	9	5,665	38
Interest reduction	20,006	27	425	2	20,431	29
	$46,652	117	8,760	33	55,412	150

The following presents data on troubled debt restructurings:

	For the Year Ended
	December 31, 2012		December 31, 2011
	Amount	Number	Amount	Number
	(dollars in thousands)		(dollars in thousands)
Loans modified as a troubled debt restructure
One- to four-family	$14,821	27	$23,049	86
Over four-family	18,520	8	10,340	12
Home equity	12	1	1,062	3
Land and construction	764	1	-	-
	$34,117	37	$34,451	101

Troubled debt restructuring modified within the
past twelve months for which there
was a default
One- to four-family	-	-	$702	6
	$-	-	$702	6

The following table presents data on non-accrual loans:

	As of December 31,
	2012	2011
	(Dollars in Thousands)
Residential
One- to four-family	$46,467	$55,609
Over four-family	23,205	13,680
Home equity	1,578	1,334
Construction and land	2,215	6,946
Commercial real estate	668	514
Commercial	511	135
Consumer	24	-
Total non-accrual loans	$74,668	$78,218

Total non-accrual loans to total loans, net	6.59%	6.43%
Total non-accrual loans and performing troubled debt restructurings to total loans receivable	8.00%	8.45%
Total non-accrual loans to total assets	4.50%	4.57%